GENERAL - Reclassification and Adjustment of Revenues for Cemetery Operations to Corresponding Presentation in Consolidated Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Revenues	$ 73,151	$ 83,425	$ 73,185	$ 81,571	$ 77,945	$ 85,295	$ 84,034	$ 85,952	$ 82,946	$ 223,115	$ 232,701	$ 316,126	$ 338,227
Cemetery
Revenues:
Revenues	60,750		61,405							184,288	191,328	261,935	276,696
Cemetery | Interments
Revenues:
Revenues	15,605		17,716							52,544	58,130	76,902	75,077
Cemetery | Merchandise
Revenues:
Revenues	18,014		18,023							51,870	51,766	75,412	75,602
Cemetery | Services
Revenues:
Revenues	17,068		16,419							50,400	50,647	67,278	70,704
Cemetery | Investment and other
Revenues:
Revenues	$ 10,063		$ 9,247							$ 29,474	$ 30,785	$ 42,343	55,313
Cemetery | 2017 As Previously Reported
Revenues:
Revenues													276,696
Cemetery | 2017 As Previously Reported | Merchandise
Revenues:
Revenues													159,546
Cemetery | 2017 As Previously Reported | Services
Revenues:
Revenues													62,435
Cemetery | 2017 As Previously Reported | Investment and other
Revenues:
Revenues													54,715
Cemetery | Reclassifications | Interments
Revenues:
Revenues													75,077
Cemetery | Reclassifications | Merchandise
Revenues:
Revenues													(83,944)
Cemetery | Reclassifications | Services
Revenues:
Revenues													8,269
Cemetery | Reclassifications | Investment and other
Revenues:
Revenues													$ 598